Fair value measurement and financial risk management, Categories of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets (all at amortized cost) [Abstract]
Financial assets	$ 147,295	$ 151,855
Financial Liabilities [Abstract]
Financial liabilities	434,141	456,901
Net	(286,846)	(305,046)
Trade Payables and Accrued Expenses [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	148,251	89,300
Lease Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	5,594	5,532
Other Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	0	25,358
Convertible Notes [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	105,788	101,086
Long-term Loan [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	93,395	87,302
Contingent Value Rights [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	19,892	61,417
Contingent Consideration [Member]
Financial Liabilities [Abstract]
Financial liabilities, at fair value	61,221	86,906
Cash and Cash Equivalents [Member]
Financial assets (all at amortized cost) [Abstract]
Financial assets	113,032	118,798
Trade Receivables [Member]
Financial assets (all at amortized cost) [Abstract]
Financial assets	$ 34,263	$ 33,057